Fair Value Measurement (Details) - $ / shares		12 Months Ended
	Oct. 28, 2024	Dec. 31, 2025	Feb. 28, 2025	Oct. 24, 2024	Nov. 23, 2022
Fair Value Measurement [Line Items]
Warrants issued				349,111
Warrant, exercise price, increase (in Dollars per share)		$ 2.75
Warrant, exercise price, decrease (in Dollars per share)		$ 1.45
Warrant term		5 years
Warrants strike price (in Dollars per share)				$ 1.45
ADS Warrants [Member]
Fair Value Measurement [Line Items]
Warrants strike price (in Dollars per share)	$ 0.75161
Warrants exercised					2,946,220
ADS Warrants [Member]
Fair Value Measurement [Line Items]
Warrants issued	761,719			5,454,546	5,454,546
Warrants strike price (in Dollars per share)			$ 0.75161
Minimum [Member] | ADS Warrants [Member]
Fair Value Measurement [Line Items]
Adjustment of warrants	468,898
Minimum [Member] | ADS Warrants [Member]
Fair Value Measurement [Line Items]
Warrants issued			10,349,111
Maximum [Member] | ADS Warrants [Member]
Fair Value Measurement [Line Items]
Adjustment of warrants	761,719
Maximum [Member] | ADS Warrants [Member]
Fair Value Measurement [Line Items]
Warrants issued			957,214